Segments - Summary of long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment
Long-lived assets	$ 1,113	$ 536
PRC
Segment
Long-lived assets	671	412
Hong Kong
Segment
Long-lived assets	$ 442	120
Others
Segment
Long-lived assets		$ 4